3. Disposition and Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 U.S. Dollars USD ($)	Dec. 31, 2013 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2012 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2011 Segment, Discontinued Operations [Member] CNY	Dec. 31, 2013 Segment, Discontinued Operations [Member] U.S. Dollars USD ($)
Revenues
Service fee revenue	101,905,255	90,358,608	83,011,113	$ 16,833,548			1,740,799
Total Revenues	197,932,799	198,354,869	174,448,480	32,696,169			1,740,799
Cost of revenues
Cost of service fee revenue	(79,532,929)	(62,409,787)	(57,885,408)	(13,137,904)			(192,320)
Amortization of acquired technology	(286,000)	(4,157,333)	(7,838,965)	(47,244)			(48,097)
Total Cost of Revenues	(118,364,077)	(119,848,749)	(118,251,248)	(19,552,353)			(240,417)
Gross Profit	79,568,722	78,506,120	56,197,232	13,143,816			1,500,382
Operating Expenses
General and administrative expenses	(33,794,971)	(32,799,689)	(46,231,355)	(5,582,532)			(1,560,645)
Selling and distribution expenses	(46,366,677)	(40,448,601)	(24,845,248)	(7,659,229)			(1,025,957)
Total Operating Expenses	(87,408,898)	(76,986,249)	(75,742,725)	(14,438,921)			(2,586,602)
Loss from operations	(7,840,176)	1,519,871	(19,545,493)	(1,295,105)			(1,086,220)
Other income (expenses)
Interest income	332,299	497,457	534,203	54,891			2
Interest expenses			(550,338)				(5,600)
Gain on extinguishment of debt
Income on investments							6,701,170
Gain before income tax							5,609,352
Less: Income tax expenses
Gain from discontinued operations			5,609,352				5,609,352